LITIGATION AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011 former_subsidiaries	Dec. 31, 2010	Dec. 31, 2010 Powerscreen International Distribution Limited	Dec. 31, 2011 Credit Guarantee	Dec. 31, 2010 Credit Guarantee	Dec. 31, 2011 Credit Guarantee Cranes Terex Demag GmbH	Dec. 31, 2010 Credit Guarantee Cranes Terex Demag GmbH	Dec. 31, 2011 Credit Guarantee Cranes Sichuan Changjiang Engineering Crane Co., Ltd	Dec. 31, 2010 Credit Guarantee Cranes Sichuan Changjiang Engineering Crane Co., Ltd	Dec. 31, 2011 Credit Guarantee Aerial Work Platforms Genie Holdings Inc.	Dec. 31, 2010 Credit Guarantee Aerial Work Platforms Genie Holdings Inc.	Dec. 31, 2011 Residual Value Guarantee	Dec. 31, 2010 Residual Value Guarantee	Dec. 31, 2011 Buyback Guarantee	Dec. 31, 2010 Buyback Guarantee	Dec. 31, 2011 Buyback Guarantee Genie Holdings Inc.	Dec. 31, 2010 Buyback Guarantee Genie Holdings Inc.	Dec. 31, 2011 Buyback Guarantee Material Handling & Port Solutions [Member]
Loss Contingencies and Guarantee Obligations
Loss contingency, damages sought, value			$ 15.8
Outstanding letters of credit	289.3	188.8
Number of former subsidiaries, for which letters of credit are outstanding to cover their losses related to workers compensation obligation	2
Guarantees, maximum exposure				126.4	211.1	60.4	113.5	34.4	53.2	18.0	31.1	13.5	13.4	103.4	102.1	45.4	97.4	54.5
Guarantee term	P5Y
Fair value of all guarantees recorded in other current liabilities and retirement plans	$ 12	$ 19